Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments And Contingencies Disclosure
Commitments under Shipbuilding Contracts and Memorandums of Agreement

	Due to Shipyards /	Due to
Year Ending September 30	Sellers	Manager	Total
2017	$70,296	$1,767	$72,063
2018	27,187	887	28,074
Total	$97,483	$2,654	$100,137